Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative other comprehensive income [Member]	Treasury stock [Member]	Unearned ESOP shares [Member]	Noncontrolling interests [Member]
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update 2017-12 [Member]	$ (213)	$ (213)				$ (381)	$ 168
Balance, beginning of period adjusted balance	200,284	199,368	$ 24,551	$ 9,136	$ 60,234	132,694	(2,969)	$ (22,713)	$ (1,565)	$ 916
Beginning balance, shares at Dec. 31, 2016			11,532,712	5,016,109,326
Balance, beginning of period at Dec. 31, 2016	200,497	199,581	$ 24,551	$ 9,136	60,234	133,075	(3,137)	(22,713)	(1,565)	916
Stockholders' Equity Period Increase (Decrease)
Net income	22,183	22,183				22,183
Net income attributable to noncontrolling interests	(277)									277
Net income	22,460
Other comprehensive income (loss) attributable to parent, net of tax	825	825					825
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax	62									(62)
Other comprehensive income (loss), net of tax	763						763
Noncontrolling interests, adjustments to Additional Paid in Capital		0			0
Noncontrolling interests										12
Total change in noncontrolling interests	12
Common stock issued	2,348	2,348			(133)	(277)		2,758
Common stock, shares issued				57,257,564
Common stock repurchased	(9,908)	(9,908)			750			(10,658)
Common stock repurchased, shares				(196,519,707)
Preferred stock issued to ESOP	0	0	$ 950		31				(981)
Preferred stock issued to ESOP, shares			950,000
Preferred stock released by ESOP	833	833			(35)				868
Preferred stock converted to common shares	0	0	$ (833)		97			736
Preferred stock converted to common shares, shares			(833,077)	14,769,445
Common stock warrants repurchased/exercised	(133)	(133)			(133)
Preferred stock issued	677	677	$ 690		(13)
Preferred stock, shares issued			27,600
Common stock dividends	(7,658)	(7,658)			50	(7,708)
Preferred stock dividends	(1,629)	(1,629)				(1,629)
Stock incentive compensation expense	875	875			875
Net change in deferred compensation and related plans	(845)	(845)			(830)			(15)
Net change	7,795	7,568	$ 807	$ 0	659	12,569	825	(7,179)	(113)	227
Net change, shares			144,523	(124,492,698)
Balance, end of period at Dec. 31, 2017	208,079	206,936	$ 25,358	$ 9,136	60,893	145,263	(2,144)	(29,892)	(1,678)	1,143
Ending balance, shares at Dec. 31, 2017			11,677,235	4,891,616,628
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update (ASU) 2016-01; ASU 2016-04; ASU 2016-16 and ASU 2014-09 [Member]	(24)	(24)				94	(118)
Balance, beginning of period adjusted balance	208,055	206,912	$ 25,358	$ 9,136	60,893	145,357	(2,262)	(29,892)	(1,678)	1,143
Adoption of accounting standard | Accounting Standards Update 2018-02 [Member]	0	0				400	(400)
Net income	22,393	22,393				22,393
Net income attributable to noncontrolling interests	(483)									483
Net income	22,876
Other comprehensive income (loss) attributable to parent, net of tax	(3,674)	(3,674)					(3,674)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax	2									(2)
Other comprehensive income (loss), net of tax	(3,676)						(4,076)
Noncontrolling interests, adjustments to Additional Paid in Capital		7			7
Noncontrolling interests										(724)
Total change in noncontrolling interests	(717)
Common stock issued	1,676	1,676			(76)	(321)		2,073
Common stock, shares issued				41,082,047
Common stock repurchased	(20,633)	(20,633)			0			(20,633)
Common stock repurchased, shares				(375,477,998)
Preferred stock redeemed, value	(2,150)	(2,150)	$ (1,995)			(155)
Preferred stock redeemed, shares			(2,150,375)
Preferred stock issued to ESOP	0	0	$ 1,100		43				(1,143)
Preferred stock issued to ESOP, shares			1,100,000
Preferred stock released by ESOP	1,249	1,249			(70)				1,319
Preferred stock converted to common shares	0	0	$ (1,249)		6			1,243
Preferred stock converted to common shares, shares			(1,249,644)	24,032,931
Common stock warrants repurchased/exercised	(325)	(325)			(325)
Preferred stock issued	0	0	$ 0		0
Preferred stock, shares issued			0
Common stock dividends	(7,889)	(7,889)			66	(7,955)
Preferred stock dividends	(1,556)	(1,556)				(1,556)
Stock incentive compensation expense	1,041	1,041			1,041
Net change in deferred compensation and related plans	(885)	(885)			(900)			15
Net change	(10,989)	(10,746)	$ (2,144)	$ 0	(208)	12,806	(4,074)	(17,302)	176	(243)
Net change, shares			(2,300,019)	(310,363,020)
Balance, end of period at Dec. 31, 2018	197,066	196,166	$ 23,214	$ 9,136	60,685	158,163	(6,336)	(47,194)	(1,502)	900
Ending balance, shares at Dec. 31, 2018			9,377,216	4,581,253,608
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update 2016-02 and Accounting Standards Update 2017-08 [Member]	(11)	(11)				(492)	481
Balance, beginning of period adjusted balance	197,055	196,155	$ 23,214	$ 9,136	60,685	157,671	(5,855)	(47,194)	(1,502)	900
Net income	19,549	19,549				19,549
Net income attributable to noncontrolling interests	(492)									492
Net income	20,041
Other comprehensive income (loss) attributable to parent, net of tax	4,544	4,544					4,544
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax	0									0
Other comprehensive income (loss), net of tax	4,544						4,544
Noncontrolling interests, adjustments to Additional Paid in Capital		0			0
Noncontrolling interests										(554)
Total change in noncontrolling interests	(554)
Common stock issued	2,157	2,157			9	(382)		2,530
Common stock, shares issued				48,771,064
Common stock repurchased	(24,533)	(24,533)			0			(24,533)
Common stock repurchased, shares				(502,418,179)
Preferred stock redeemed, value	(1,550)	(1,550)	$ (1,330)			(220)
Preferred stock redeemed, shares			(1,550,000)
Preferred stock issued to ESOP	0	0	$ 0		0				0
Preferred stock issued to ESOP, shares			0
Preferred stock released by ESOP	335	335			(24)				359
Preferred stock converted to common shares	0	0	$ (335)		(16)			351
Preferred stock converted to common shares, shares			(335,047)	6,819,444
Common stock warrants repurchased/exercised	0	0			0
Preferred stock issued	0	0	$ 0		0
Preferred stock, shares issued			0
Common stock dividends	(8,444)	(8,444)			86	(8,530)
Preferred stock dividends	(1,391)	(1,391)				(1,391)
Stock incentive compensation expense	1,234	1,234			1,234
Net change in deferred compensation and related plans	(910)	(910)			(925)			15
Net change	(9,071)	(9,009)	$ (1,665)	$ 0	364	9,026	4,544	(21,637)	359	(62)
Net change, shares			(1,885,047)	(446,827,671)
Balance, end of period at Dec. 31, 2019	$ 187,984	$ 187,146	$ 21,549	$ 9,136	$ 61,049	$ 166,697	$ (1,311)	$ (68,831)	$ (1,143)	$ 838
Ending balance, shares at Dec. 31, 2019			7,492,169	4,134,425,937